COST OF SALES - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Sales [Abstract]
Consumables and materials	$ 91,197	$ 112,620
Labour costs	208,050	227,767
Energy	42,292	55,542
Maintenance	6,847	9,595
Assays and labwork	3,299	6,169
Insurance	3,531	4,875
Other costs	13,796	15,792
Production costs	369,012	432,360
Transportation and other selling costs	3,163	2,788
Workers' participation costs	18,897	17,265
Environmental duties and royalties	12,880	11,063
Finished goods inventory changes	6,105	4,550
Other	0	3,661
Cost of Sales	410,057	471,687
Cost of Sales - Standby Costs	$ 13,438	$ 0